THE HUNTINGTON FUNDS

2960 North Meridian Street
Suite 300
Attn: Huntington Funds Officer
Indianapolis, Indiana 46208

NOVEMBER 24, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-4720

RE:         THE HUNTINGTON FUNDS (the “Trust” or “Registrant”)
Huntington Tax-Free Money Market Fund
Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington U.S. Treasury Money Market Fund
Huntington Dividend Capture Fund
Huntington Growth Fund
Huntington Income Equity Fund
Huntington International Equity Fund
Huntington Macro 100 Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Real Strategies Fund
Huntington Rotating Markets Fund
Huntington Situs Fund
Huntington Technical Opportunities Fund
Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Short/Intermediate Fixed Income Securities Fund
Huntington Balanced Allocation Fund
Huntington Conservative Allocation Fund
Huntington Growth Allocation Fund
Huntington VA Balanced Fund
Huntington VA Dividend Capture Fund
Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA International Equity Fund
Huntington VA Macro 100 Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund
Huntington VA Real Strategies Fund
Huntington VA Rotating Markets Fund
Huntington VA Situs Fund
Huntington VA Mortgage Securities Fund
1933 Act File No. 33-11905
1940 Act File No. 811-5010

Dear Sir or Madam:

Enclosed are the preliminary Proxy Statement and forms of proxy for the above-referenced Registrant.  Definitive copies of these proxy materials are expected to be released to shareholders on or about December 18, 2009.

The purpose of this meeting is to elect three trustees of the Trust, and to change the fundamental investment goal of Huntington Short/Intermediate Fixed Income Securities Fund, a portfolio of the Trust.

If the Registrant is not alerted by the Staff of the Securities and Exchange Commission (Commission) within ten (10) days of the filing of this statement concerning comments on the information disclosed in it, the Registrant will consider itself free to mail definitive proxy materials to its shareholders without waiting to hear from the Staff.

In connection with the review of this filing by the Staff of the Commission, the Registrant acknowledges the Staff’s view that: the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings; Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (412) 288-8094.

Very truly yours,

/s/ Mark R. Thompson
Mark R. Thompson
Senior Paralegal

Enclosures